As filed with the Securities and Exchange Commission on May 18, 2011
1940 Act Registration No. 811-08685
1933 Act File No. 333-47415

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	37	[X]

(Check appropriate box or boxes)

ROCHDALE INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of Principal Executive Office)

(212) 702-3500
(Registrant's Telephone Number, including Area Code)

Keith Shintani
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for Service)

copies to
Laura Corsell, Esq.
123 South Broad Street
Philadelphia, PA 19109-1099

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 34 to the Registration Statement of Rochdale Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 32 filed on Form N-1A filed on April 18, 2011.  This PEA No. 34 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of May, 2011.

ROCHDALE INVESTMENT TRUST

By: /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Carl Acebes*	Trustee	May 18, 2011
Carl Acebes

/s/Jerry Roland*	Trustee	May 18, 2011
Jerry Roland

/s/Maxime C. Baretge*	Trustee	May 18, 2011
Maxime C. Baretge

/s/Thomas J. Volpe*	Trustee	May 18, 2011
Thomas J. Volpe

/s/Garrett R. D’Alessandro	President and Principal Financial Officer	May 18, 2011
Garrett R. D’Alessandro

* By: /s/Garrett R. D’Alessandro
Garrett R. D’Alessandro
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE